Shareholder Fees	Feb. 28, 2025 USD ($)
Capital Group Core Bond ETF | Capital Group Core Bond ETF | Share Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Capital Group Core Plus Income ETF | Capital Group Core Plus Income ETF | Share Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Capital Group International Bond ETF (USD-Hedged) | Capital Group International Bond ETF (USD-Hedged) | Share class
Prospectus [Line Items]
Shareholder Fee, Other	0
Capital Group Municipal High-Income ETF | Capital Group Municipal High-Income ETF | Share class
Prospectus [Line Items]
Shareholder Fee, Other	0
Capital Group Municipal Income ETF | Capital Group Municipal Income ETF | Share Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Capital Group Short Duration Income ETF | Capital Group Short Duration Income ETF | Share Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Capital Group Short Duration Municipal Income ETF | Capital Group Short Duration Municipal Income ETF | Share Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Capital Group Ultra Short Income ETF | Capital Group Ultra Short Income ETF | Share class
Prospectus [Line Items]
Shareholder Fee, Other	0
Capital Group U.S. Multi-Sector Income ETF | Capital Group U.S. Multi-Sector Income ETF | Share Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0